Chapter 11 - Schedule of Liabilities Subject to Compromise (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reorganizations [Abstract]
Senior under-secured external debt	$ 5,662
Accounts payable and other liabilities	36
Accrued interest on external debt	34
Amount due to related party	503
Liabilities subject to compromise	6,235
Interest expense, not recorded due to reorganization	298
Continuing operations	6,117	$ 0
Discontinued operations	$ 118	$ 0